Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL SMALL CAP GROWTH FUND
COMMON STOCKS - 96.2%	Shares	Value
Aerospace & defense - 1.3%
AAR Corp.*	2,342	$140,216
AeroVironment, Inc.*	715	109,595
Automobile components - 1.7%
Modine Manufacturing Co.*	3,431	326,597
Banks - 2.7%
Banc of California, Inc.	10,581	160,937
Pinnacle Financial Partners, Inc.	1,889	162,227
Wintrust Financial Corp.	1,879	196,149
Biotechnology - 10.2%
ADMA Biologics, Inc.*	23,560	155,496
Alpine Immune Sciences, Inc.*	3,128	123,994
Biohaven Ltd.*	2,378	130,053
Cabaletta Bio, Inc.*	1,488	25,385
Cytokinetics, Inc.*	585	41,014
Ideaya Biosciences, Inc.*	2,465	108,164
Immunovant, Inc.*	3,059	98,836
Insmed, Inc.*	4,211	114,245
Kyverna Therapeutics, Inc.*	1,089	27,051
Natera, Inc.*	5,347	489,037
Spyre Therapeutics, Inc.*	986	37,399
Vaxcyte, Inc.*	1,907	130,267
Viking Therapeutics, Inc.*	4,528	371,296
Xenon Pharmaceuticals, Inc.*	3,047	131,173
Building products - 1.4%
The AZEK Co., Inc*	5,584	280,429
Chemicals - 1.4%
Avient Corp.	4,913	213,224
Cabot Corp.	718	66,200
Commercial services & supplies - 0.8%
CECO Environmental Corp.*	6,816	156,904
Construction & engineering - 6.0%
Comfort Systems USA, Inc.	1,821	578,550
MYR Group, Inc.*	1,018	179,931
Sterling Infrastructure, Inc.*	1,484	163,700
WillScot Mobile Mini Holdings Corp.*	5,199	241,754
Electrical equipment - 0.9%
Powell Industries, Inc.	1,273	181,148
Electronic equipment, instruments & components - 1.5%
Coherent Corp.*	3,352	203,198
Fabrinet*	440	83,169
Energy equipment & services - 1.4%
Tidewater, Inc.*	2,072	190,624
Weatherford International PLC*	737	85,065
Financial services - 0.9%
NMI Holdings, Inc., Class A*	5,359	173,310
Health care equipment & supplies - 5.3%
Lantheus Holdings, Inc.*	3,900	242,736
Merit Medical Systems, Inc.*	6,923	524,417
QuidelOrtho Corp.*	1,334	63,952
UFP Technologies, Inc.*	780	196,716
Health care providers & services - 3.5%
NeoGenomics, Inc.*	8,829	138,792
RadNet, Inc.*	4,079	198,484
Tenet Healthcare Corp.*	3,350	352,119
Hotel & resort real estate investment trusts (REITs) - 2.2%
Ryman Hospitality Properties, Inc.	3,715	429,491
Hotels, restaurants & leisure - 3.1%
Boyd Gaming Corp.	7,278	489,955
Churchill Downs, Inc.	896	110,880
Household durables - 2.3%
Meritage Homes Corp.	1,579	277,052
Tri Pointe Homes, Inc.*	4,402	170,181
Insurance - 1.8%
HCI Group, Inc.	1,837	213,239
Selective Insurance Group, Inc.	1,208	131,877
IT services - 0.7%
Globant SA*	692	139,715
Machinery - 2.1%
Crane Co.	1,301	175,804
Oshkosh Corp.	1,856	231,462
Media - 0.4%
Magnite, Inc.*	6,515	70,036
Metals & mining - 1.3%
ATI, Inc.*	4,772	244,183
Oil, gas & consumable fuels - 4.0%
Civitas Resources, Inc.	2,758	209,360
Gulfport Energy Corp.*	1,345	215,361
Matador Resources Co.	2,948	196,838
Vitesse Energy, Inc.	6,730	159,703
Personal care products - 3.0%
BellRing Brands, Inc.*	3,832	226,203
elf Beauty, Inc.*	1,856	363,832
Pharmaceuticals - 2.9%
ANI Pharmaceuticals, Inc.*	1,591	109,986
Axsome Therapeutics, Inc.*	960	76,608
Catalent, Inc.*	1,328	74,965
Evolus, Inc.*	3,456	48,384
Intra-Cellular Therapies, Inc.*	2,231	154,385
Liquidia Corp.*	7,357	108,516
Professional services - 2.2%
ExlService Holdings, Inc.*	5,366	170,639
Huron Consulting Group, Inc.*	951	91,885
ICF International, Inc.	1,149	173,074
Semiconductors & semiconductor equipment - 6.5%
Credo Technology Group Holding Ltd.*	5,984	126,801
MACOM Technology Solutions Holdings, Inc.*	4,216	403,218
Onto Innovation, Inc.*	969	175,467
Power Integrations, Inc.	1,827	130,722
Rambus, Inc.*	5,079	313,933
Synaptics, Inc.*	554	54,048
Wolfspeed, Inc.*	1,861	54,899
Software - 9.8%
Blackbaud, Inc.*	1,976	146,501
Clearwater Analytics Holdings, Inc., Class A*	8,357	147,835
LiveRamp Holdings, Inc.*	5,346	184,437
Manhattan Associates, Inc.*	1,462	365,836
Nutanix, Inc., Class A*	8,263	509,993
Tenable Holdings, Inc.*	6,591	325,793
Teradata Corp.*	5,669	219,220
Specialty retail - 3.7%
Abercrombie & Fitch Co., Class A*	1,574	197,269
American Eagle Outfitters, Inc.	7,736	199,511
Burlington Stores, Inc.*	892	207,114
Foot Locker, Inc.	4,306	122,721
Technology hardware, storage & peripherals - 2.7%
Super Micro Computer, Inc.*	519	524,206
Textiles, apparel & luxury goods - 0.6%
PVH Corp.	838	117,831
Trading companies & distributors - 7.9%
Applied Industrial Technologies, Inc.	1,804	356,380
FTAI Aviation Ltd.	7,102	477,965
GMS, Inc.*	1,691	164,602
H&E Equipment Services, Inc.	2,035	130,606
Herc Holdings, Inc.	1,375	231,413
SiteOne Landscape Supply, Inc.*	1,048	182,928
Total common stocks (cost $12,355,210)		18,728,416
Total investment portfolio (cost $12,355,210) - 96.2%		18,728,416
Other assets in excess of liabilities - 3.8%		735,819
Total net assets - 100.0%		$19,464,235

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.